SEGMENT INFORMATION - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 1,808,687	$ 1,834,094		$ 7,688,703	$ 7,333,675	$ 6,828,887
Cost of service	488,865	499,054		2,008,126	2,044,175	2,223,280
Selling, general and administrative	943,719	975,449		3,948,516	3,813,187	3,263,921
Total Merchant Solutions expenses	1,428,591	1,474,503		5,683,508	5,994,106	6,519,370
Consolidated operating income	380,096	359,591		2,005,195	1,339,569	309,517
Impairment of goodwill			$ (833,100)	0	0	(833,075)
Net gain (loss) on business dispositions	3,993	0		273,134	(136,744)	(199,094)
Depreciation and amortization	288,451	296,965		1,204,026	1,129,483	1,037,290
Other costs	66,300			99,100
Severance costs				99,600
Technology asset charge				55,808	0	0
Share Based Compensation Expense
Segment Reporting Information [Line Items]
Severance costs				19,400
Acquired technologies
Segment Reporting Information [Line Items]
Technology asset charge				55,800
Merchant Solutions
Segment Reporting Information [Line Items]
Revenues				7,688,703	7,151,793	6,204,917
Impairment of goodwill						0
Consumer Solutions
Segment Reporting Information [Line Items]
Impairment of goodwill						(833,075)
Operating Segments | Merchant Solutions
Segment Reporting Information [Line Items]
Revenues				7,688,703	7,151,793	6,204,917
Cost of service	488,865	499,054		2,008,126	1,925,880	1,798,300
Selling, general and administrative	705,720	754,603		3,067,662	2,880,658	2,366,362
Total Merchant Solutions expenses	1,194,585	1,253,657		5,075,788	4,806,538	4,164,662
Consolidated operating income	614,102	580,437		2,612,915	2,345,255	2,040,255
Depreciation and amortization	280,767	292,333		1,179,845	1,109,186	981,297
Operating Segments | Consumer Solutions
Segment Reporting Information [Line Items]
Revenues				0	182,740	620,482
Cost of service				0	186,648	566,888
Consolidated operating income				0	(3,908)	53,594
Depreciation and amortization				0	0	35,773
Intersegment eliminations
Segment Reporting Information [Line Items]
Revenues				0	(858)	3,488
Cost of service				0	(858)	3,488
Corporate
Segment Reporting Information [Line Items]
Cost of service	237,999	220,846		880,854	865,034	752,163
Consolidated operating income	(237,999)	(220,846)		(880,854)	(865,034)	(752,163)
Depreciation and amortization	$ 7,684	$ 4,632		24,181	20,297	20,220
Acquisition and integration expenses				208,000	332,600	258,900
Other charges related to facilities exit activities				$ 13,400	$ 18,500	$ 47,100